Document and Entity Information (USD $)	6 Months Ended
	Jun. 30, 2011	Aug. 22, 2011
Document And Entity Information
Entity Registrant Name	SIERRA RESOURCE GROUP INC.
Entity Central Index Key	0001076966
Document Type	10-Q
Document Period End Date	Jun 30, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float		$ 0
Entity Common Stock, Shares Outstanding		117,552,000
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2011

Balance Sheets (Unaudited) (USD $)	Jun. 30, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 12,802	$ 23,431
Accounts receivable, net	0	0
TOTAL CURRENT ASSETS	12,802	23,431
TOTAL ASSETS	12,802	23,431
LIABILITIES AND STOCKHOLDERS' DEFICIT
Accounts payable and accrued expenses	153,530	182,173
Conversion option liabilities	67,757	20,212
Officer advances	90,573	90,573
Note payables - related party	391,604	308,821
Note payable	360,000	360,000
TOTAL CURRENT LIABILITIES	1,063,464	961,779
TOTAL LIABILITIES	1,063,464	961,779
STOCKHOLDERS' DEFICIT
Preferred stock, $0.001 par value: 10,000,000 shares authorized; none issued and outstanding at June 31, 2011 and December 31, 2010, respectively	0	0
Class A Common stock, $0.001 par value: 150,000,000 shares authorized;118,982,000 and 117,552,000 issued and outstanding at March 31, 2011 and December 31, 2010, respectively	130,296	117,552
Class B Common stock, $0.001 par value: 200,000,000 shares authorized; Zero shares issued and outstanding at June 30, 2011 and December 31, 2010	0	0
Common stock subscribed: 300,000 shares and 300,000 shares at March 31, 2011 and December 31, 2010 respectively	75,000	75,000
Additional Paid-in capital	8,335,693	7,396,538
Accumulated deficit	(9,591,651)	(8,527,438)
TOTAL STOCKHOLDERS' DEFICIT	(1,050,662)	(938,348)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 12,802	$ 23,431

Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2011	Dec. 31, 2010
STOCKHOLDERS' DEFICIT
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, authorized	10,000,000	10,000,000
Preferred stock, issued	0	0
Preferred stock, outstanding	0	0
Common stock, par value	$ 0.001	$ 0.001
Common stock, authorized	250,000,000	250,000,000
Common stock, issued	130,295,877	118,982,000
Common stock, outstanding	117,552,000	117,552,000
Common stock subscribed	300,000	300,000

Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended		225 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011
REVENUE
Revenue	$ 0	$ 0	$ 0	$ 0	$ 1,275
Total revenue	0	0	0	0	1,275
OPERATING EXPENSES
Amortization	0	0	0	0	11,972
Selling, general and administrative expenses	300,963	80,127	794,722	80,142	1,403,866
Total operating expenses	300,963	80,127	794,722	80,142	1,415,838
Operating loss	(300,963)	(80,127)	(794,722)	(80,142)	(1,414,563)
Other Income (expense)
Interest expense	(197,605)	(37,500)	(204,449)	(37,500)	(204,449)
Amortization of discount on convertible debt	(61,556)	0	(65,042)	0	(65,042)
Loss on Impairment of goodwill and equipment	0	0	0	0	(7,907,597)
Total other income (expense)	(259,161)	(37,500)	(269,491)	(37,500)	(8,177,088)
LOSS BEFORE INCOME TAXES	(560,124)	(117,627)	(1,064,213)	(117,642)	(9,591,651)
PROVISION FOR INCOME TAXES	0	0	0	0
NET LOSS	$ (560,124)	$ (117,627)	$ (1,064,213)	$ (117,642)	$ (9,591,651)
BASIC NET LOSS PER COMMON SHARE	$ 0	$ (0.01)	$ (0.01)	$ (0.01)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING	123,365,087	18,073,670	121,049,161	15,098,365

Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended		225 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011
Cash flows from operating activities:
Net loss	$ (1,064,213)	$ (117,642)	$ (9,591,651)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock issued for services	709,033	3,000	809,303
Accrued Liability from Acquisition	0	(24,540)	(24,540)
Interest Expense	204,449	37,500	241,949
Loss on Impairment	0	0	7,907,597
Amortization of discount on convertible debt and debt issuance costs	47,545	0	67,757
Amortization	0	0	11,972
Changes in operating assets and liabilities:
Accounts receivable	0	0
Other Accrued Liabilities	0	17,844
Accrued Interest - related party	33,700	0	33,700
Accounts payable	(28,643)	47,500	151,449
Net cash used in operating activities	(98,129)	(36,338)	(392,464)
Cash Flows from Investing Activities
Conversion of Note Payable	(32,500)	0	(32,500)
Investment in oil and gas interests	0	0	(29,500)
Net cash used in investing activities	(32,500)	0	(62,000)
Cash flows from financing activities:
Issuance of common stock			1,860
Proceeds from issuance of subscribed stock	0	0	75,000
Proceeds from officer advances	0	0	90,573
Proceeds from note payable-related party	120,000	34,527	149,500
Proceeds from note payable	0	0	150,333
Net cash provided by financing activities	120,000	34,527	467,266
Net increase in cash and cash equivalents	(10,629)	(1,811)	12,802
Cash and cash equivalents at beginning of period	23,431	1,811	0
Cash and cash equivalents at end of period	12,802	0	12,802
Supplemental disclosures of cash flow information:
Effect of Assignment and Quit Claim of Oil and Gas Leases	0	(32,330)
Investment in equipment	0	125,000
Investments in mining interests	$ 0	$ 767,040

Description of Business	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
Description of Business

Sierra Resource Group, Inc. (the “Company,” “we,” “us,” and “our “) was incorporated in the state of Nevada on December 21, 1992, to engage in the lease, acquisition, exploration and development of interests in natural resource properties such as those involving oil and gas interests. The Company has not commenced significant operations and, in accordance with ASC Topic 915, the Company is considered an exploratory stage company

Our business plan since inception has been to lease, acquire, explore and develop interests in natural resource properties.

Going Concern Issues	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
Going Concern Issues

The accompanying condensed financial statements have been prepared assuming that we will continue as a going concern, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. At June 30, 2011, we had an accumulated deficit of  $9,591,651 and a working capital deficit of approximately  $1,050,662. During the six months ended June 30, 2011, we incurred a loss of  $1,064,213. We had no significant revenues or earnings from operations.  We will in all likelihood sustain operating expense without corresponding revenues. This may result in us incurring a net operating loss, which will increase continuously unless and until we can achieve meaningful revenues.

These factors raise substantial doubt about the ability of the Company to continue as a going concern. The condensed financial statements do not include any adjustments that might result from the outcome of these uncertainties.  In this regard, Management is planning to raise any necessary additional funds through loans and additional sales of its common stock. There is no assurance that the Company will be successful in raising additional capital.

The Company's ability to meet its obligations and continue as a going concern is dependent upon its ability to obtain additional financing, achievement of profitable operations and/or the discovery, exploration, development and sale of mining reserves. The Company cannot reasonably be expected to earn revenue in the exploration stage of operations. Although the Company plans to pursue additional financing, there can be no assurance that the Company will be able to secure financing when needed or to obtain such financing on terms satisfactory to the Company, if at all.

Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
Summary of Significant Accounting Policies

Basis of Presentation

The Company prepares its condensed financial statements in accordance with accounting principles generally accepted in the United States of America.  Significant accounting policies are as follows:

Use of Estimates

The preparation of condensed financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) the disclosure of contingent assets and liabilities known to exist as of the date the condensed financial statements are published, and (iii) the reported amount of net sales and expenses recognized during the periods presented. Adjustments made with respect to the use of estimates often relate to improved information not previously available. Uncertainties with respect to such estimates and assumptions are inherent in the preparation of condensed financial statements; accordingly, actual results could differ from these estimates.

These estimates and assumptions also affect the reported amounts of revenues, costs and expenses during the reporting period.  Management evaluates these estimates and assumptions on a regular basis.  Actual results could differ from those estimates.

Exploration Stage Enterprise

The Company's condensed financial statements are prepared pursuant to the provisions of Topic 26, “Accounting for Development Stage Enterprises,” as it devotes substantially all of its efforts to acquiring and exploring mining interests that will eventually provide sufficient net profits to sustain the Company’s existence. Until such interests are engaged in major commercial production, the Company will continue to prepare its condensed financial statements and related disclosures in accordance with entities in the development stage. Mining companies subject to Topic 26 are required to label their condensed financial statements as an “Exploratory Stage Company,” pursuant to guidance provided by SEC Guide 7 for Mining Companies.

Revenue Recognition

As the Company is continuing exploration of its mineral properties, no significant revenues have been earned to date. The Company recognizes revenues at the time of delivery of the product to the customers.

Revenue includes sales value received for our principal product, silver, and associated by-product revenues from the sale of by-product metals consisting primarily of gold and copper. Pursuant to guidance in Topic 605, "Revenue Recognition for Financial Statements", revenue is recognized when persuasive evidence of an arrangement exists, delivery has occurred, the price is fixed or determinable, no obligations remain and collectability is probable. The passing of title to the customer is based on terms of the sales contract. Product pricing is determined at the point revenue is recognized by reference to active and freely traded commodity markets such as the London Bullion Market, an active and freely traded commodity market for both gold and silver in an identical form to the product sold.

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of year ended or less to be cash equivalents.  Cash equivalents include cash on hand and cash in the bank.

Property and Equipment

Property and equipment is recorded at cost and depreciated over the estimated useful lives of the assets using principally the straight-line method. When items are retired or otherwise disposed of, income is charged or credited for the difference between net book value and proceeds realized thereon.  Ordinary maintenance and repairs are charged to expense as incurred, and replacements and betterments are capitalized.

The range of estimated useful lives used to calculate depreciation for principal items of property and equipment are as follow:

Asset Category Depreciation/ Amortization Period	Depreciation/ Amortization Period
Furniture and Fixture 3 years	3 Years
Office equipment 3 years	3 Years
Leasehold improvements 5 years	5 Years

All exploration costs are expensed as incurred. Mine development costs are capitalized after proven and probable reserves have been identified.  Amortization is calculated using the units-of-production method over the expected life of the operation based on the estimated recoverable mineral ounces.

Mineral Properties

Significant payments related to the acquisition of mineral properties, mineral rights, and mineral leases are capitalized.  If a commercially mineable ore body is discovered, such costs are amortized when production begins using the units-of-production method based on proven and probable reserves. If no commercially mineable ore body is discovered, or such rights are otherwise determined to have no value, such costs are expensed in the period in which it is determined the property has no future economic value.

Property Evaluations

Management of the Company will periodically review the net carrying value of its properties on a property-by-property basis. These reviews will consider the net realizable value of each property to determine whether a permanent impairment in value has occurred and the need for any asset write-down. An impairment loss will be recognized when the estimated future cash flows (undiscounted and without interest) expected to result from the use of an asset are less than the carrying amount of the asset.  Measurement of an impairment loss will be based on the estimated fair value of the asset if the asset is expected to be held and used.

Although management will make its best estimate of the factors that affect net realizable value based on current conditions, it is reasonably possible that changes could occur in the near term which could adversely affect management's estimate of net cash flows expected to be generated from its assets, and necessitate asset impairment write-downs.

Reclamation and Remediation Costs (Asset Retirement Obligations)

The Company had no operating properties at June 30, 2011, but the Company’s mineral properties will be subject to standards for mine reclamation that are established by various governmental agencies. For these non-operating properties, the Company accrues costs associated with environmental remediation obligations when it is probable that such costs will be incurred and they are reasonably estimable. Costs of future expenditures for environmental remediation are not discounted to their present value. Such costs are based on management's current estimate of amounts that are expected to be incurred when the remediation work is performed within current laws and regulations.

It is reasonably possible that due to uncertainties associated with defining the nature and extent of environmental contamination, application of laws and regulations by regulatory authorities, and changes in remediation technology, the ultimate cost of remediation and reclamation could change in the future. The Company continually reviews its accrued liabilities for such remediation and reclamation costs as evidence becomes available indicating that its remediation and reclamation liability has changed.

The Company recognizes the fair value of a liability for an asset retirement obligation in the period in which it is incurred, if a reasonable estimate of fair value can be made.  The associated asset retirement costs are capitalized as part of the carrying amount of the associated long-lived assets and depreciated over the lives of the assets on a units-of-production basis.  Reclamation costs are accreted over the life of the related assets and are adjusted for changes resulting from the passage of time and changes to either the timing or amount of the original present value estimate on the underlying obligation.

Mineral property rights

All direct costs related to the acquisition of mineral property rights are capitalized. Exploration costs are charged to operations in the period incurred until such time as it has been determined that a property has economically recoverable reserves, at which time subsequent exploration costs and the costs incurred to develop a property are capitalized.

The Company reviews the carrying values of its mineral property rights whenever events or changes in circumstances indicate that their carrying values may exceed their estimated net recoverable amounts. An impairment loss is recognized when the carrying value of those assets is not recoverable and exceeds its fair value. As of December 31, 2010, management has determined that it would impair the mining claim located in Arizona to zero.

At such time as commercial production may commence, depletion of each mining property will be provided on a unit-of-production basis using estimated proven and probable recoverable reserves as the depletion base. In cases where there are no proven or probable reserves, depletion will be provided on the straight-line basis over the expected economic life of the mine.  The Company impaired its mining claim and recorded an impairment of  $163,000 during the year ended December 31, 2010.

Asset retirement obligations

The Company plans to recognize liabilities for statutory, contractual or legal obligations, including those associated with the reclamation of mineral and mining properties and any plant and equipment, when those obligations result from the acquisition, construction, development or normal operation of the assets. Initially, a liability for an asset retirement obligation will be recognized at its fair value in the period in which it is incurred. Upon initial recognition of the liability, the corresponding asset retirement cost will be added to the carrying amount of the related asset and the cost will be amortized as an expense over the economic life of the asset using either the unit-of-production method or the straight-line method, as appropriate. Following the initial recognition of the asset retirement obligation, the carrying amount of the liability will be increased for the passage of time and adjusted for changes to the amount or timing of the underlying cash flows needed to settle the obligation.

Impairment of Long-Lived Assets

In accordance with ASC Topic 360, long-lived assets, such as property, plant, and equipment, and purchased intangibles, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Goodwill and other intangible assets are tested for impairment.  Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the asset. The Company impaired its mining claim and recorded an impairment of  $163,000 and  $125,000 in mining interest during the year ended December 31, 2010.

Goodwill and Other Intangible Assets

The Company adopted Statement of Financial Accounting Standard (“FASB”) Accounting Standards Codification (“ASC”) Topic 350 Goodwill and Other Intangible Assets, effective July 1, 2002. In accordance with (“ASC Topic 350”) "Goodwill and Other Intangible Assets," goodwill, which represents the excess of the purchase price and related costs over the value assigned to net tangible and identifiable intangible assets of businesses acquired and accounted for under the purchase method, acquired in business combinations is assigned to reporting units that are expected to benefit from the synergies of the combination as of the acquisition date. Under this standard, goodwill and intangibles with indefinite useful lives are no longer amortized. The Company assesses goodwill and indefinite-lived intangible assets for impairment annually during the fourth quarter, or more frequently if events and circumstances indicate impairment may have occurred in accordance with ASC Topic 350. If the carrying value of a reporting unit's goodwill exceeds its implied fair value, the Company records an impairment loss equal to the difference. ASC Topic 350 also requires that the fair value of indefinite-lived purchased intangible assets be estimated and compared to the carrying value. The Company recognizes an impairment loss when the estimated fair value of the indefinite-lived purchased intangible assets is less than the carrying value.

The Company impaired its goodwill and recorded an impairment of  $7,602,000  during the year ended December 31, 2010.

Income Taxes

Deferred income taxes are provided based on the provisions of ASC Topic 740, "Accounting for Income Taxes", to reflect the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts based on enacted tax laws and statutory tax rates applicable to the periods in which the differences are expected to affect taxable income.  Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.

The Company adopted the provisions of ASC Topic 740; "Accounting For Uncertainty In Income Taxes-An Interpretation Of ASC Topic 740 ("Topic 740").  Topic 740 contains a two-step approach to recognizing and measuring uncertain tax positions.  The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is more likely than not, that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount, which is more than 50% likely of being realized upon ultimate settlement.  The Company considers many factors when evaluating and estimating the Company's tax positions and tax benefits, which may require periodic adjustments. At December 31, 2010, the Company did not record any liabilities for uncertain tax positions.

We have adopted “Accounting for Uncertainty in Income Taxes”. A tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. The adoption of ASC 740-10-25 had noeffect on our condensed financial statements.

Concentration of Credit Risk

The Company maintains its operating cash balances in banks in Tampa, Florida.  The Federal Depository Insurance Corporation (FDIC) insures accounts at each institution up to  $250,000.

Share-Based Compensation

The Company applies Topic 718 “Share-Based Payments” (“Topic 718”) to share-based compensation, which requires the measurement of the cost of services received in exchange for an award of an equity instrument based on the grant-date fair value of the award.  Compensation cost is recognized when the event occurs.  The Black-Scholes option-pricing model is used to estimate the fair value of options granted.

Basic and Diluted Net Loss Per Share

Net loss per share was computed by dividing the net loss by the weighted average number of common shares outstanding during the period.  The weighted average number of shares was calculated by taking the number of shares outstanding and weighting them by the amount of time that they were outstanding.  Diluted net loss per share for the Company is the same as basic net loss per share, as the inclusion of common stock equivalents would be antidilutive.

Fair Value of Financial Instruments

The Company financial instruments consist primarily of cash, affiliate receivable, settlement receivable, accounts payable and accrued expenses and debt.  The carrying amounts of such financial instruments approximate their respective estimated fair value due to the short-term maturities and approximate market interest rates of these instruments.  The estimated fair value is not necessarily indicative of the amounts the Company would realize in a current market exchange or from future earnings or cash flows.

The Company adopted ASC Topic 820, Fair Value Measurements (“ASC Topic 820”), which defines fair value, establishes a framework for measuring fair value, and expands disclosure about fair value measurements.  The standard provides a consistent definition of fair value, which focuses on an exit price that would be received upon sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The standard also prioritizes, within the measurement of fair value, the use of market-based measurements.

The three-level hierarchy for fair value measurements is defined as follows:

•	Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets;

•	Level 2 – inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable of the asset or liability other than quoted prices, either directly or indirectly including inputs in markets that are not considered to be active;

•	Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement.

Reclassifications

Certain prior year amounts have been reclassified to conform to the current period presentation for comparative purposes.

 Recent Accounting Pronouncements

ASU 2011-05 – Presentation of comprehensive income

ASU 2011-05 was the result of a joint project with the IASB and amends the guidance in ASC 220, Comprehensive Income, by eliminating the option to present components of other comprehensive income (OCI) in the statement of stockholders’ equity. Instead, the new guidance now requires entities to present all nonowner changes in stockholders’ equity either as a single continuous statement of comprehensive income or as two separate but consecutive statements.

All entities that report OCI items will be impacted by the changes in this ASU. The components of OCI have not changed, nor has the guidance on when OCI items are reclassified to net income; however, the amendments require entities to present all reclassification adjustments from OCI to net income on the face of the statement of comprehensive income.

The amendments to ASC 220, Comprehensive Income, included in ASU 2011-05, Presentation of Comprehensive Income, are effective for fiscal years and for interim periods within those fiscal years, beginning after December 15, 2011 (that is, the fiscal year beginning January 1, 2012 for calendar-year entities) for public entities and for interim and annual periods thereafter. The amended guidance must be applied retrospectively and early adoption is permitted.

ASU 2011-04 – Amendments to achieve common fair value measurement and disclosure requirements in U.S. GAAP and IFRSs

The amendments in ASU 2011-04 do not modify the requirements for when fair value measurements apply; rather, they generally represent clarifications on how to measure and disclose fair value under ASC 820, Fair Value Measurement, including the following revisions:

• The concepts of highest and best use and valuation premise are relevant only for measuring the fair value of nonfinancial assets and do not apply to financial assets and liabilities.

• An entity should measure the fair value of an equity-classified financial instrument from the perspective of the market participant that holds the instrument as an asset.

• An entity that holds a group of financial assets and financial liabilities whose market risk (that is, interest rate risk, currency risk, or other price risk) and credit risk are managed on the basis of the entity’s net risk exposure may apply an exception to the fair value requirements in ASC 820 if certain criteria are met. The exception allows such financial instruments to be measured on the basis of the reporting entity’s net, rather than gross, exposure to those risks.

• Premiums or discounts related to the unit of account are appropriate when measuring fair value of an asset or liability if market participants would incorporate them into the measurement (for example, a control premium). However, premiums or discounts related to size as a characteristic of the reporting entity’s holding (that is, a “blockage factor”) should not be considered in a fair value measurement.

The amendments to ASC 820, Fair Value Measurement, included in ASU 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, are effective prospectively for public entities for interim and annual periods beginning after December 15, 2011 (that is, the quarter ending March 31, 2012 for calendar-year entities). Early adoption is not permitted for public entities

ASU 2011-03 – Reconsideration of effective control for repurchase agreements

The amendments to ASC 860-10 included in ASU 2011-03, simplified the accounting for financial assets transferred under repurchase agreements (repos) and similar arrangements, by eliminating the transferor’s ability criteria from the assessment of effective control over those assets as well as the related implementation guidance.

Currently under ASC 860-10-40-24 a transferor must meet four criteria to maintain effective control of securities transferred in a repo and to therefore account for the transfer as a secured borrowing rather than a sale. One of these criteria states that the transferor must be able to either repurchase or redeem the transferred securities on substantially the agreed terms, even if the transferee is in default. This criterion is satisfied only if the transferor has cash or collateral sufficient to fund substantially the entire cost of purchasing replacement securities.

The amendments in ASU 2011-03 remove this criterion and related implementation guidance from the Codification, thereby reducing the criteria that transferors must satisfy to qualify for secured borrowing accounting and, as a result, likely reducing the number of transfers accounted for as sales.

The amendments to ASC 860-10, Transfers and Servicing, included in ASU 2011-03, Reconsideration of Effective Control for Repurchase Agreements, are effective for both public and nonpublic entities prospectively for new transfers and existing transactions modified as of the first interim or annual period beginning on or after December 15, 2011 (that is, the fiscal year beginning January 1, 2012 for calendar-year entities). Early adoption is not permitted.

ASU 2011-02 - FASB amends creditor troubled debt restructuring guidance

This bulletin discusses ASU 2011-02, which was issued by the FASB to provide creditors with additional guidance in evaluating whether a restructuring of debt is a troubled debt restructuring. The new guidance does not amend the guidance for debtors. It is generally effective for public entities in the quarter ended September 30, 2011.

ASU 2011-01 - Troubled debt restructuring disclosures for public-entity creditors deferred

The FASB issued Accounting Standards Update (ASU) 2011-01, Deferral of the Effective Date of Disclosures about Troubled Debt Restructurings in Update No. 2010-20, which temporarily defers the date when public-entity creditors are required to provide the new disclosures for troubled debt restructurings in ASU 2010-20, Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses. The deferred effective date will coincide with the effective date for the clarified guidance about what constitutes a troubled debt restructuring, which the Board is currently deliberating. The clarified guidance is expected to apply for interim and annual periods ending after June 15, 2011.

When providing the new disclosures under ASU 2010-20, public entities would be required to retrospectively apply the clarified guidance on what constitutes a troubled debt restructuring to restructurings occurring on or after the beginning of the year in which the proposed clarified guidance is adopted.

The Company has implemented all new accounting pronouncements that are in effect and that may impact its condensed financial statements and does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its financial position or results of operations.

Net Loss Per Share	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
Net Loss Per Share

The net loss per common share is calculated by dividing the loss by the weighted average number of shares outstanding during the periods.	June 30, 2011	June 30, 2010
Losses available for common shareholders	$(1,064,213)	$(117,642)
Weighted average common shares outstanding	121,049,161	15,098,365
Basic loss per share	$(0.01)	$(0.01)

Chloride Copper Project - Business Combination	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
Chloride Copper Project - Business Combination

In December 2007, the Financial Accounting Standards Board (FASB) issued FASB ASC 805 Business Combinations [previously SFAS No. 141(R)], which changed accounting and reporting requirements for business acquisitions and which required the acquisition method of accounting to be used for all business combinations and for an acquirer to be identified for each business combination. This accounting standard requires an acquirer to recognize the assets acquired, the liabilities assumed, and any noncontrolling interest in the acquiree at the acquisition date, measured at their fair values as of that date, with limited exceptions. It also requires the acquirer in a business combination achieved in stages (sometimes referred to as a step acquisition) to recognize the identifiable assets and liabilities, as well as the noncontrolling interest in the acquiree, at the full amounts of their fair values (or other amounts determined in accordance with the standard).

On April 23, 2010, the Company entered into an Asset Purchase Agreement (the “Purchase Agreement”) with Medina Property Group LLC, a Florida limited liability company (“Medina”). Pursuant to the Purchase Agreement, and upon the terms and subject to the conditions thereof, the Company agreed to purchase 80% of certain mining interests of Medina known as the Chloride Copper Project, a former copper producer comprised of a mineral deposit and some infrastructure located near Kingston, Arizona (the “Copper Mine”).

The Company's acquisition of the Chloride Copper Project was accounted for in accordance with ASC 805 Business Combinations and the Company has allocated the purchase price based upon the fair value of the net assets acquired and liabilities assumed at the acquisition date.

The purchase price was  $7,505,529 which, pursuant to the Purchase Agreement,  included the issuance of 12,750,000 (pre-split) and 76,500,000 (post-split) shares of common stock by the Company to Medina or its assignees, return of 5,348,000 (pre-split) and 32,088,000 (post-split) by Black Diamond and the payment of  $125,000 to the original seller of certain equipment where the Chloride Copper Mine is located, as designated by Medina in the Purchase Agreement. The purchase price was determined based on the Company's analysis of a recently completed comparable acquisition and based on the value of the associated underlying shares of the Company’s common stock which value of  $.16 per share represented the offering price of the Company’s Common Stock in its most recently completed equity transaction prior to the date of the Purchase Agreement.  The Company recognized goodwill of  $7,602,069 and assumed  $384,540 in liabilities, which consisted of a  $360,000 promissory note and  $3,040 in accrued interest and  $21,500 in accounts payable.

The following table summarizes the acquisition with a total purchase price of  $7,505,529

Mining Property	$163,000
Equipment	125,000
Liabilities	(384,540)
Goodwill	7,602,069
Net Assets	$7,505,529

In addition, pursuant to the Purchase Agreement, Black Diamond Realty Management, LLC returned 32,068,000 (post-split) shares of the Company’s Common Stock, and as a result, a change of our shareholder voting control occurred. The Acquisition formally closed on June 21, 2010. The shares of Common Stock constituting the equity portion of the purchase price were issued on August 9, 2010 to certain assignees of Medina, and although this issuance of shares approximately doubled our outstanding shares of Common Stock, no single person or cohesive group took a controlling interest in our Company as a result of this transaction.

The Company had impairment on the entire purchase price for the Medina Property acquisition and impairment on the Chloride Cooper Project related to fixed assets and mining interests. Impairment was  $7,890,069, comprised of  $7,602,069 write-off of goodwill,  $163,000 write-off of mining interests and  $125,000 for the write-down of fixed assets during the year ended December 31, 2010. All these assets were acquired and recorded as part of the Chloride Copper Project.

Accrued Interest - Related Party	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
Accrued Interest - Related Party

See Note 7. Note Payable for a discussion regarding our disposition of certain assets as described in the "Assignment, Release and Quit Claim" agreement, pursuant to which we assigned 100% of our right, title and interest in and to the oil and gas leases located in Louisiana and Kansas in exchange for the cancellation of the indebtedness evidenced by a promissory note for  $29,500 together with accrued interest and for mutual releases as to any claims, liabilities and demands between the Company, our officers and directors and the Assignor and our members.

Notes payable	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
Notes payable

The Company had the following notes payable outstanding as of June 30, 2011 and December 31, 2010:
	June 30, 2011	December 31, 2010
Notes payable and accrued interest due to Brian Hebb and Black Diamond Realty Management, LLC. Acquired as part of Medina Acquisition	$37,001	$35,578

Notes payable due to Brian Hebb and Black Diamond Realty Management, LLC. Acquired as part of Medina Acquisition	25,000	25,000

Notes payable and accrued interest due to Brian Hebb and Black Diamond Realty Management, LLC. Acquired as part of Medina Acquisition for Fixed assets purchased	134,160	129,000

Notes payable with Medina Property Group, LLC Acquired as part of Acquisition of Chloride Copper Project	360,000	360,000

Notes payable with South Concord Corp	32,191	30,658

Notes payable and accrued interest to Asher Enterprises-Converted May-June 2011	-0-	56,027
Notes payable and accrued interest to Asher Enterprises –December 2010	33,860	32,558

Notes payable and accrued interest to Asher Enterprises –January 2011	57,127	-0-

Notes payable and accrued interest to Asher Enterprises -May 2011	32,876	-0-

Notes Payable and accrued interest to Blackpool Capital-May 2011	6,725	-0-

Notes payable and accrued interest to Asher Enterprises –June 2011	32,659	-0-
Total Notes Payable – Current Portion	751,604	668,821
Total Notes Payable – Long-Term Portion	-0-	-0-
Total Notes Payable	$751,604	668,821

On April 30, 2008, we entered into an "Assignment and Quit Claim of Oil and Gas Leases" agreement with the Assignor whereby the Assignor assigned 100% of Assignor's right, title and interest in and to oil and gas leases located in Louisiana and Kansas to us in exchange for a promissory note with a principal amount outstanding of  $29,500, which was secured by the oil and gas interests assigned, all due and payable in April 2010.  On March 8, 2010, we entered into an "Assignment, Quit Claim and

Release" with the Assignor whereby we assigned 100% of our right, title and interest in and to the oil and gas leases located in Louisiana and Kansas in cancellation of the indebtedness evidenced by the promissory note and accrued interest to the Assignor and entered into mutual releases as to any claims, liabilities and demands between us and Paul W. Andre.  On March 8, 2010, we recorded a debit in the amount of  $29,500,  $2,958 and  $128 to Note Payable – Related Party, Accrued Interest – Related Party and Accounts Receivable, respectively, and a corresponding credit in the amount of  $32,330 to Additional Paid in Capital.

On August 6, 2010, we entered into a  $34,527 promissory note, bearing interest at eight percent (8%), due one year from the date of issuance to an investor that made various payments on behalf of the Company, which investor is the sole managing member of Black Diamond Realty Management, LLC. Total due including interest as of June 30, 2011 and December 31, 2010 is  $37,001 and 35,578, respectively.

On August 16, 2010, we entered into a  $25,000 promissory note with Black Diamond Realty Management, LLC, bearing interest at zero percent (0%), due one year from the date of issuance. Entire balance of  $25,000 was due as of June 30, 2011 and December 31, 2010, respectively.

See Note 5. Chloride Copper Project – Business Combination for a discussion regarding the Purchase Agreement with Medina.  Pursuant to the Purchase Agreement, the purchase price consisted of the issuance of 76,500,00 shares of our common stock by the Company to Medina and its assignees and for the payment of  $125,000 to the original seller of certain equipment where the Copper Mine is located, which payment was made by Black Diamond Realty Management, LLC on behalf of the Company and in consideration we issued a  $125,000 promissory note bearing interest at eight percent (8%) per annum, due one year from the date of issuance.  In connection with the promissory note and as an incentive. Total due including interest as of June 30, 2011 and December 31, 2010 is  $134,160 and  $129,000, respectively.

In addition to the loan payable for fixed assets the Company, as part of the acquisition, acquired a  $360,000 loan payable due to Medina Property Group, LLC. Entire balance of  $360,000 is due as of June 30, 2011 and  December 31, 2010, respectively.

Convertible Note – Related Party

Effective October 13, 2010 the Company entered into a Convertible Promissory Note Agreement (the “Convertible Note – Related Party”), due consisting of a  $30,000 convertible promissory note bearing interest at 10% per annum, de September 30, 2011 and of which the holder of shall have the right at any time during the period beginning on the date which is three hundred sixty-five (365) days following the date of the Convertible Note – Related Party and ending on the later of: (i) the Maturity Date and (ii) the date of payment of the Default Amount, to convert all or any part of the outstanding and unpaid principal amount of this Convertible Note into shares of the Company’s Common Stock at a conversion price representing a discount rate of 50% of the then going Market Price which shall be defined as the average of the lowest three (3) Trading Prices for the Company’s Common Stock during the ten (10) Trading Day period ending one Trading Day prior to the date the Conversion Notice is sent by the holder of this Convertible Note – Related Party to the Company. Total including interest as of June 30, 2011 and December 31, 2010 is  $32,191 and  $30,658, respectively.

As the effective conversion price of the Convertible Note – Related Party on the date of issuance was below the fair market value of the underlying common stock, the Company will record debt discount based on the intrinsic value of the beneficial conversion feature of the Convertible Note – Related Party. In accordance with ASC 815-40, the debt discount as a result of the beneficial conversion feature of the Convertible Note – Related Party will be amortized as non-cash interest expense over the term of the debt using the effective interest method.

Convertible Notes

Effective September 3, 2010, the Company entered into a Convertible Promissory Note Agreement (the “Convertible Note”), consisting of a  $55,000 convertible promissory note bearing interest at 8% per annum, due July 1, 2011 and of which the holder of shall have the right from time to time, and at any time during the period beginning on the date which is one hundred eighty (180) days following the date of the Convertible Promissory Note and ending on the later of: (i) the Maturity Date and (ii) the date of payment of the Default Amount, to convert all or any part of the outstanding and unpaid principal amount of this Convertible Note into shares of the Company’s Common Stock at a conversion price representing a discount rate of 42% of the then going Market Price which shall be defined as the average of the lowest three (3) Trading Prices for the Company’s Common Stock during the ten (10) Trading Day period ending one Trading Day prior to the date the Conversion Notice is sent by the holder of this Convertible Note to the Company. Total including interest as of June 30, 2011 and December 31, 2010 is  $-0- and  $56,027, respectively.

As the effective conversion price of the Convertible Note on the date of issuance was below the fair market value of the underlying common stock, the Company will record debt discount based on the intrinsic value of the beneficial conversion feature of the Convertible Note. In accordance with ASC 815-40, the debt discount as a result of the beneficial conversion feature of the Convertible Note will be amortized as non-cash interest expense over the term of the debt using the effective interest method.

Effective December 23, 2010, the Company entered into a Convertible Promissory Note Agreement (the “Convertible Note”), consisting of a  $32,500 convertible promissory note bearing interest at 8% per annum, due September 8, 2011 and of which the holder of shall have the right from time to time, and at any time during the period beginning on the date which is one hundred eighty (180) days following the date of the Convertible Promissory Note and ending on the later of: (i) the Maturity Date and (ii) the date of payment of the Default Amount, to convert all or any part of the outstanding and unpaid principal amount of this Convertible Note into shares of the Company’s Common Stock at a conversion price representing a discount rate of 42% of the then going Market Price which shall be defined as the average of the lowest three (3) Trading Prices for the Company’s Common Stock during the ten (10) Trading Day period ending one Trading Day prior to the date the Conversion Notice is sent by the holder of this Convertible Note to the Company. Total including interest as of June 30, 2011 and December 31, 2010 is  $33,860 and  $32,558, respectively.

As the effective conversion price of the Convertible Note on the date of issuance was below the fair market value of the underlying common stock, the Company will record debt discount based on the intrinsic value of the beneficial conversion feature of the Convertible Note. In accordance with ASC 815-40, the debt discount as a result of the beneficial conversion feature of the Convertible Note will be amortized as non-cash interest expense over the term of the debt using the effective interest method.

Effective January 7, 2011, the Company entered into a Convertible Promissory Note Agreement (“Convertible Note”), consisting of a  $55,000 convertible promissory note bearing interest at 8% per annum, due January 7, 2012 and of which the holder of shall have the right from time to time, and at any time during the period beginning on the date which is one hundred eighty (180) days following the date of the Convertible Promissory Note and ending on the later of: (i) the Maturity Date and (ii) the date of payment of the Default Amount, to convert all or any part of the outstanding and unpaid principal amount of this Convertible Note into shares of the Company’s Common Stock at a conversion price representing a discount rate of 42% of the then going Market Price which shall be defined as the average of the lowest three (3) Trading Prices for the Company’s Common Stock during the ten (10) Trading Day period ending one Trading Day prior to the date the Conversion Notice is sent by the holder of this Convertible Note to the Company. Total due including interest as of June 30, 2011 and December 31, 2010 was  is  $57,127 and none, respectively.

As the effective conversion price of the Convertible Note on the date of issuance was below the fair market value of the underlying common stock, the Company will record debt discount based on the intrinsic value of the beneficial conversion feature of the Convertible Note. In accordance with ASC 815-40, the debt discount as a result of the beneficial conversion feature of the Convertible Note will be amortized as non-cash interest expense over the term of the debt using the effective interest method.

Effective May 17, 2011, the Company entered into a Convertible Promissory Note Agreement (“Convertible Note”), consisting of a  $6,700 convertible promissory note bearing interest at 8% per annum, due May 17, 2012 and of which the holder of shall have the right from time to time, and at any time during the period beginning on the date which is one hundred eighty (180) days following the date of the Convertible Promissory Note and ending on the later of: (i) the Maturity Date and (ii) the date of payment of the Default Amount, to convert all or any part of the outstanding and unpaid principal amount of this Convertible Note into shares of the Company’s Common Stock at a conversion price representing a discount rate of 42% of the then going Market Price which shall be defined as the average of the lowest three (3) Trading Prices for the Company’s Common Stock during the ten (10) Trading Day period ending one Trading Day prior to the date the Conversion Notice is sent by the holder of this Convertible Note to the Company. Total due including interest as of June 30, 2011 and December 31, 2010 was  is  $6,725 and none, respectively.

As the effective conversion price of the Convertible Note on the date of issuance was below the fair market value of the underlying common stock, the Company will record debt discount based on the intrinsic value of the beneficial conversion feature of the Convertible Note. In accordance with ASC 815-40, the debt discount as a result of the beneficial conversion feature of the Convertible Note will be amortized as non-cash interest expense over the term of the debt using the effective interest method

Effective May 9, 2011, the Company entered into a Convertible Promissory Note Agreement (“Convertible Note”), consisting of a  $30,000 convertible promissory note bearing interest at 8% per annum, due May 9, 2012 and of which the holder of shall have the right from time to time, and at any time during the period beginning on the date which is one hundred eighty (180) days following the date of the Convertible Promissory Note and ending on the later of: (i) the Maturity Date and (ii) the date of payment of the Default Amount, to convert all or any part of the outstanding and unpaid principal amount of this Convertible Note into shares of the Company’s Common Stock at a conversion price representing a discount rate of 42% of the then going Market Price which shall be defined as the average of the lowest three (3) Trading Prices for the Company’s Common Stock during the ten (10) Trading Day period ending one Trading Day prior to the date the Conversion Notice is sent by the holder of this Convertible Note to the Company. Total due including interest as of June 30, 2011 and December 31, 2010 was  is  $32,876 and none, respectively.

As the effective conversion price of the Convertible Note on the date of issuance was below the fair market value of the underlying common stock, the Company will record debt discount based on the intrinsic value of the beneficial conversion feature of the Convertible Note. In accordance with ASC 815-40, the debt discount as a result of the beneficial conversion feature of the Convertible Note will be amortized as non-cash interest expense over the term of the debt using the effective interest method.

Effective June 17, 2011, the Company entered into a Convertible Promissory Note Agreement (“Convertible Note”), consisting of a  $30,000 convertible promissory note bearing interest at 8% per annum, due June 17, 2012 and of which the holder of shall have the right from time to time, and at any time during the period beginning on the date which is one hundred eighty (180) days following the date of the Convertible Promissory Note and ending on the later of: (i) the Maturity Date and (ii) the date of payment of the Default Amount, to convert all or any part of the outstanding and unpaid principal amount of this Convertible Note into shares of the Company’s Common Stock at a conversion price representing a discount rate of 42% of the then going Market Price which shall be defined as the average of the lowest three (3) Trading Prices for the Company’s Common Stock during the ten (10) Trading Day period ending one Trading Day prior to the date the Conversion Notice is sent by the holder of this Convertible Note to the Company. Total due including interest as of June 30, 2011 and December 31, 2010 was  is  $32,659 and none, respectively.

As the effective conversion price of the Convertible Note on the date of issuance was below the fair market value of the underlying common stock, the Company will record debt discount based on the intrinsic value of the beneficial conversion feature of the Convertible Note. In accordance with ASC 815-40, the debt discount as a result of the beneficial conversion feature of the Convertible Note will be amortized as non-cash interest expense over the term of the debt using the effective interest method.

Fair value of Financial Instruments	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
Fair value of Financial Instruments

The Company measures fair value in accordance with a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.  The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).  The three levels of the fair value hierarchy are described below:

Level 1	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2	Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability; and
Level 3	Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The following table sets forth the Company’s financial assets and liabilities measured at fair value by level within the fair value hierarchy.  Assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

The table below sets forth a summary of the fair values of the Company’s financial assets and liabilities as of June 30, 2011:

	Total	Level 1	Level 2	Level 3

LIABILITIES:
Conversion option liabilities	$67,757	$-	$-	$67,757
	$67,757	$-	$-	$67,757

The table below sets forth a summary of the fair values of the Company’s financial assets and liabilities as of December 31, 2010:

	Total	Level 1	Level 2	Level 3

LIABILITIES:
Conversion option liabilities	$20,211	$-	$-	$20,212
	$20,212	$-	$-	$20,212

The Company’s conversion option liabilities are valued using pricing models and the Company generally uses similar models to value similar instruments.  Where possible, the Company verifies the values produced by its pricing models to market prices.  Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit spreads, measures of volatility and correlations of such inputs.  These financial liabilities do not trade in liquid markets, and as such, model inputs cannot generally be verified and do involve significant management judgment.  Such instruments are typically classified within Level 3 of the fair value hierarchy.

Advance From Related Party	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
Advance From Related Party	As of June 30, 2011 and December 31, 2010, an advance payable of $90,573 was due to Brian Hebb, a related party.

Income Taxes	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
Income Taxes

The Company adopted ASC Topic 740, which requires the recognition of deferred tax liabilities and assets for the expected future tax consequences of events that have been included in the financial statement or tax returns.  Under this method, deferred tax liabilities and assets are determined based on the difference between financial statements and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.  Temporary differences between taxable income reported for financial reporting purposes and income tax purposes are insignificant.

For income tax reporting purposes, the Company’s aggregate unused net operating losses approximate  $9,592,000, which expire in various years through 2030, subject to limitations of Section 382 of the Internal Revenue Code, as amended.  The Company has provided a valuation reserve against the full amount of the net operating loss benefit, because in the opinion of management based upon the earning history of the Company, it is more likely than not that the benefits will not be realized.

Under the Tax Reform Act of 1986, the benefits from net operating losses carried forward may be impaired or limited on certain circumstances.  Events which may cause limitations in the amount of net operating losses that the Company may utilize in any one year include, but are not limited to, cumulative ownership changes of more than 50% over a three-year period.  The impact of any limitations that may be imposed for future issuances of equity securities, including issuances with respect to acquisitions have not been determined.

The provision (benefit) for income taxes from continued operations for the years ended December 31, 2010 and quarter ended June 30, 2011, consist of the following:

Current:	June 30, 2011	December 31, 2010
Federal	$-	$-
State	-	-
Deferred:
Federal	$343,741	$5,206
State	53,211	-
	396,952	5,206
Change in valuation allowance	(396,952)	(5,206)
Provision for income taxes, net	$-	$-

The difference between income tax expense computed by applying the federal statutory corporate tax rate and actual income tax expense is as follows:

	June 30, 2011	December 31, 2010

Statutory federal income tax rate	34.00%	34.00%
State income taxes and other	5.50%	5.50%
Valuation allowance	(39.50)	(39.50)%
Effective tax rate	-0-%	-0-%

Deferred income taxes result from temporary differences in the recognition of income and expenses for the financial reporting purposes and for tax purposes. The tax effect of these temporary differences representing deferred tax asset and liabilities result principally from the following:

	JUNE 30, 2011	DECEMBER 31, 2010

Net operating loss carryforward	9,592,000	8,527,438
Valuation allowance	(9,592,000)	(8,527,438)
Deferred income tax asset	-	-

The Company has a net operating loss carry forward of approximately  $9,592,000 available to offset future taxable income through 2030.

Equity	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
Equity

As of June 30, 2011, we were authorized to issue 450,000,000 shares of common stock,   $0.001 par value and 10,000,000 shares of preferred stock,  $0.001 par value. The Common stock is divided into two class. The common stock of the Company was divided into two classes of common stock and designated 250,000,000 shares to the Class A common stock and 200,000,000 shares to the Class B common stock.

Common Stock

On December 18, 1998, we amended and restated our Articles of Incorporation, to increase our authorized capitalization from two thousand five hundred (2,500) common stock to twenty five million (25,000,000) common stock. The no par value was changed to  $0.001 per share.

On December 18, 1998, our shareholders approved a forward split of our common stock at the ratio of one thousand (1,000) shares for every one (1) share of the existing shares. The number of common stock outstanding increased from one thousand eight hundred and sixty (1,860) to one million eight hundred sixty thousand (1,860,000). Prior period information has been restated to reflect the stock split, on a retroactive basis.

On July 14, 2006, our shareholders declared a five and one half (5.5) share dividend for each one share of the issued and outstanding shares. The record date was July 28, 2006; payable July 31, 2006. The number of common stock outstanding increased from 320,000 to 2,015,000.  Prior period information has been restated to reflect the stock dividend on a retroactive basis.

On April 28, 2010, pursuant to Section 78.315 of the Nevada Revised Statutes (the “NRS”) and subject to stockholder approval, which approval was attained by written consent in lieu of a meeting of stockholders, pursuant to Section 78.320 of the NRS, from the holder of 8,515,000 shares of our Common Stock (the “Majority Stockholder”), which represented approximately 70% of the total votes outstanding, our Board of Directors unanimously approved an amendment (the “Amendment”) to our Certificate of Incorporation which became effective on June 1, 2010, to: (i) declare a dividend of our common stock so that each holder of one (1) share of common stock received an additional five (5) shares; and (ii) increase the number of common stock we are authorized to issue from 25,000,000 to 160,000,000 of which 150,000,000 are designated as Common Stock, par value  $.001 per share and 10,000,000 are designated as Preferred Stock, par value  $.001 per share.

On June 1, 2010, the Company amended its Articles of Incorporation, increasing the number of authorized shares of capital stock, par value  $0.001, from 25,000,000 shares to 160,000,000, of which 150,000,000 shares were designated as common stock and 10,000,000 shares were designated as “blank check” preferred stock  pursuant to the Definitive Schedule 14C filed by the Company on May 11, 2010. On March 21, 2011, the Company filed its Definitive Schedule 14C authorizing the increase of its authorized shares of capital stock, par value  $0.001, from 150,000,000 shares to 260,000,000 shares, of which 250,000,000 shares were to be designated as common stock and 10,000,000 shares were still designated as “blank check” preferred stock. However, the Company did not file the amendment with the Nevada Secretary of State, so the number of authorized shares of capital stock remained 160,000,000 shares, par value  $0.001.

Effective June 1, 2010, we amended our Certificate of Incorporation and declared a six (6) share stock split for each one share of the issued and outstanding shares. Total shares to be issued was six to 1. The record date and that date such shares were issued was June 25, 2010.

On June 17, 2011, the Company amended its Articles of Incorporation, increasing the number of authorized shares of capital stock, par value  $0.001, from 160,000,000 shares to 460,000,000, of which 450,000,000 shares were designated as common stock and 10,000,000 shall be designated preferred stock par value  $.001 per share.

The common stock of the Company was divided into two classes of common stock and designated 250,000,000 shares to the Class A common stock and 200,000,000 shares to the Class B common stock. The holders of common stock shall vote together as a class; however, every holder of the outstanding shares of the Class A common stock shall be entitled to cast one (1) vote for each share of Class A common stock held, while every holder of any outstanding shares of the Class B common stock shall be entitled to cast two (2) votes for each share of Class B common stock held. The amendment does not change the number of shares designated as preferred stock or any other provision governing the preferred stock.

Common Stock Issued

See Note 4. Chloride Copper Project – Business Combination for a discussion of an Asset Purchase Agreement (the “Purchase Agreement”) entered into by the Company together with Medina Property

Group LLC, a Florida limited liability company (“Medina”), pursuant to which the Company agreed to purchase 80% of certain assets of Medina known as the Chloride Copper Project and pursuant to which the purchase price consisted of the issuance of 76,500,000 (post-split) and 12,750,000 (pre-split) shares of our common stock, which shares were issued on or about August 9, 2010, to Medina and certain of its designees.  In connection with and pursuant to the terms of the Purchase Agreement, Black Diamond Realty Management, LLC returned 5,348,000 (pre-split) and 32,088,000 (post-split) shares of the Company’s Common Stock, which shares were returned on June 23, 2010 and, as a result, a change of our shareholder voting control occurred. The net shares issued for this transaction was 44,412,000 shares. The Company recorded this issuance at the market value of the stock at that time which was  $.16 per share. The net value for this issuance was  $7,402,000

On June 1, 2010, the Company issued Michael Doherty, our former Director, President (Principal Executive Officer), Chief Financial Officer, and Secretary of the Company, 100,000 shares (pre-split) and 600,000 (post-split) shares of the Company’s Common Stock in consideration for his services to the Company which shares of common stock were valued at  $0.16 based on the value of the associated underlying shares of the Company’s common stock which value of  $1.00 per share, represented the offering price of the Company’s Common Stock in its most recently completed equity transaction prior to the date of the Purchase Agreement and for which the Company recorded a debit to consulting expense in the amount of  $100,000.

Effective June 1, 2010, we amended our Certificate of Incorporation and declared a six share stock split for each one share of the issued and outstanding shares. Total shares issued was six shares of common shares issued to 1 common share held at the time of the split. The record date, and that date shares were issued, was June 25, 2010. The number of common stock outstanding increased to 117,552,000 as of December 31, 2010.

At August 23, 2010, the Company entered into a subscription agreement with an investor in a private placement exempt from the registration requirements of the Securities Act of 1933, as amended.  The Company issued and sold to the investor an aggregate of 300,000 shares of its common stock.  This issuance resulted in aggregate gross proceeds to the Company of  $75,000. At June 30, 2011 and December 31, 2010 the 300,000 shares of common stock had not yet been issued and accordingly, the Company recorded to the transaction as  subscribed shares not issued.

On January 13, 2011 the Company issued Patrick Champney, our Chief Executive Officer, and a Director of the Company, 1,000,000 shares of the Company’s Common Stock in consideration for his services to the Company and as per his employment agreement.  The Company recorded compensation expense based on the market trading value of the shares on the date of issuance.

On January 19, 2011 the Company issued Brenda Hamilton, an attorney for the Company, 120,000 shares of the Company’s Common Stock in consideration for her services to the Company.  The Company recorded professional expenses, which was based on the market trading value of the shares on the date of issuance.

On January 19, 2011 the Company issued, Kathi Rodriguez a contractor for the Company, 10,000 shares of the Company’s Common Stock in consideration for her services to the Company.  The Company recorded professional expenses based on the market trading value of the shares on the date of issuance.

On January 24, 2011 the Company issued Cella Lange and Cella LLP an attorney for the Company, 200,000 shares of the Company’s Common Stock in consideration for their services to the Company.  The Company recorded professional expenses based on the market trading value of the shares on the date of issuance.

On January 24, 2011 the Company issued Bradley Hacker our Chief Financial Officer for the Company, 100,000 shares of the Company’s Common Stock in consideration for his services to the Company and terms for his appointment as Chief Financial Officer.  The Company recorded professional expenses based on the market trading value of the shares on the date of issuance

On April 18, 2011 the Company issued Eduardo Munoz an consultant for the Company, 100,000 shares of the Company’s Common Stock in consideration for his services and reimbursement of expenses to the Company.  The Company recorded professional expenses and travel costs based on the market trading value of the shares on the date of issuance.

On May 12, June 6, and June 28, 2011 the Company issued Asher Enterprises a total of 10,163,877 shares of the Company’s Common stock.  The stock was issued in exchange for the conversion of notes payable issued June 2011. The note had a balance due of  $55,000 at the time of conversion. See Note 7 for further information on convertible notes. Terms of the conversion were as follows:

The holder of shall have the right from time to time, and at any time during the period beginning on the date which is one hundred eighty (180) days following the date of the Convertible Promissory Note and ending on the later of: (i) the Maturity Date and (ii) the date of payment of the Default Amount, to convert all or any part of the outstanding and unpaid principal amount of this Convertible Note into shares of the Company’s Common Stock at a conversion price representing a discount rate of 42% of the then going Market Price which shall be defined as the average of the lowest three (3) Trading Prices for the Company’s Common Stock during the ten (10) Trading Day period ending one Trading

Day prior to the date the Conversion Notice is sent by the holder of this Convertible Note to the Company.

On May 24, 2011 the Company issued First Capital Partners, Inc. a public relations firm for the Company, 750,000 shares of the Company’s Common Stock in consideration for their services to the Company.  The Company recorded professional expenses based on the market trading value of the shares on the date of issuance.

On June 7, 2011 the Company issued Michael Rowland as consultant for the Company, 300,000 shares of the Company’s Common Stock in consideration for his services to the Company.  The Company recorded professional expenses based on the market trading value of the shares on the date of issuance.

The Company current has two classes of common stock. Class A consists of  250,000,000 shares of the common stock authorized and has 130, 295,877 outstanding at June 30, 2011. The other is Class B of which  200,000,000 shares are authorized and zero are outstanding at June 30.

Preferred Stock

Prior to the effectiveness of the Amendment to our Articles of Incorporation, we were not authorized to issue preferred stock. We are now authorized to issue 10,000,000 shares of Preferred Stock, with a par value of  $0.001 per share, which may be issued from time to time in one or more series by our Board of Directors.  There were no preferred shares outstanding as of the date of this report.  We anticipate that all authorized Preferred Stock will be issued to Harmony Mining S.A. pursuant to the Copper Cathode Sale and Purchase Agreement.

The above-described transaction has not yet closed and, while the Company remains optimistic that the agreement will be consummated in accordance with its terms, there has been a substantial delay and there is no assurance. The Company is exploring other financing sources while awaiting further developments with Harmony.

Shares Subscribed, Not Issued

During the year ending December 31, 2010, the Company entered into a subscription agreement with an investor in a private placement exempt from the registration requirements of the Securities Act of 1933, as amended.  The Company issued and sold to the investor an aggregate of 300,000 shares of its common stock.  This issuance resulted in aggregate gross proceeds to the Company of  $75,000. At December 31, 2010 the 300,000 shares of common stock had not yet been issued and accordingly, the Company recorded a credit to subscribed shares.

Following is a summary of the subscribed share activity:

	Cash	Total
Balance at December 31, 2010	$300,000	$300,000
Shares subscribed	--	--
Issuance of subscribed shares
Balance at June 30, 2011	$300,000	$300,000

We have not granted or issued warrants or options, which would entitle the holder to acquire shares of our common stock.

Copper Cathode Sale and Purchase Agreement

The Company entered into that certain Copper Cathode Sale and Purchase Agreement with Harmony Mining SA, a copy is Exhibit 10.1 to the Company’s Definitive Schedule 14A, filed April 11, 2011.

The above-described transaction has not yet closed and, while the Company remains optimistic that the agreement will be consummated in accordance with its terms, there has been a substantial delay and there is no assurance. The Company is exploring other financing sources while awaiting further developments with Harmony.